Accumulated other comprehensive income - Summary of changes in each component of accumulated other comprehensive income (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Comprehensive Income Note [Abstract]
Beginning balance	$ 5,369	$ 4,885	$ 3,644	$ 4,929	$ 4,929	$ 3,356	$ 4,711
Pre-tax change – Foreign currency translation adjustment	9,984	(378)	11,793	(608)	(1,899)	1,460	625
Pre-tax change – Unrealized (loss) gain on convertible notes – credit risk adjustment	13	(273)	(78)	91	1,095	1,182	(3,155)
Amount reclassified from accumulated other comprehensive income (loss) related to available-for-sale debt securities	0	(55)	0	(233)	(226)	(1,069)	1,175
Pre-tax change – Unrealized gain (loss) on available-for-sale securities	0	(55)	0	(233)
Tax effect			7	0	(255)	0	0
Total other comprehensive income (loss), net of tax	$ 15,366	$ 4,179	$ 15,366	$ 4,179	$ 3,644	$ 4,929	$ 3,356